CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	82,874,653	82,874,653
Series 20
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,828,200	3,828,200
Series 21
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,879,500	1,879,500
Series 22
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,550,145	2,550,145
Series 23
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,303,327	3,303,327
Series 24
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,150,053	2,150,053
Series 25
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,016,809	3,016,809
Series 26
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,926,374	3,926,374
Series 27
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,431,350	2,431,350
Series 28
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	3,979,139	3,979,139
Series 29
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,911,725	3,911,725
Series 30
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,621,200	2,621,200
Series 31
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,375,757	4,375,757
Series 32
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,706,298	4,706,298
Series 33
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,605,833	2,605,833
Series 34
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,474,319	3,474,319
Series 35
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,277,913	3,277,913
Series 36
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,106,838	2,106,838
Units of limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, outstanding	2,083,704	2,083,704
Series 37
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,489,100	2,489,100
Series 38
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,536,200	2,536,200
Series 39
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,292,151	2,292,151
Units of limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, outstanding	2,288,351	2,288,351
Series 40
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,611,356	2,611,356
Series 41
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,865,176	2,865,176
Series 42
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,706,362	2,706,362
Series 43
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,617,987	3,617,987
Series 44
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,701,973	2,701,973
Units of limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, outstanding	2,682,873	2,682,873
Series 45
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	3,989,967	3,989,967
Series 46
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,965,635	2,965,635